TRADE RECEIVABLES AND OTHER	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
TRADE RECEIVABLES AND OTHER
NOTE 13 - TRADE RECEIVABLES AND OTHER

	At December 31,
	2021		2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade receivables - gross	—	607	—	345
Impairment	—	(4)	—	(4)
Total trade receivables - net	—	603	—	341
Income tax receivables	24	20	34	15
Other tax receivables	—	40	—	33
Contract assets	19	2	23	2
Prepaid expenses	1	9	1	6
Other	11	9	10	9
Total other receivables	55	80	68	65
Total trade receivables and other	55	683	68	406
13.1 Contract assets

	At December 31,
	2021		2020
(in millions of Euros)	Non-current	Current	Non-current	Current
Unbilled tooling costs	6	—	9	—
Other	13	2	14	2
Total contract assets	19	2	23	2
13.2 Aging

	At December 31,
(in millions of Euros)	2021	2020
Not past due	596	333
1 – 30 days past due	6	7
31 – 60 days past due	1	1
61 – 90 days past due	—	—
Greater than 90 days past due	—	—
Total trade receivables - net	603	341
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivable shown above. The Group does not hold any collateral from its customers or debtors as security.
13.3 Currency concentration

	At December 31,
(in millions of Euros)	2021	2020
Euro	277	143
U.S. Dollar	305	181
Swiss franc	4	6
Other currencies	17	11
Total trade receivables - net	603	341
13.4 Factoring arrangements
The Group factors trade receivables under committed factoring agreements in the United States, France, Germany, Switzerland and the Czech Republic:
•In the United States, Constellium Muscle Shoals LLC is party to a factoring agreement with a capacity of $300 million and a maturity date in September 2023 and Constellium Automotive USA LLC is party to a factoring agreement with a maximum capacity of $25 million and a maturity date in December 2022.
•The factoring agreement in place for our entities in France has a maximum capacity of €255 million (including a €20 million recourse line) and a maturity date in December 2023.
•Factoring agreements in place for our entities in Germany, Switzerland and the Czech Republic have a combined maximum capacity of €150 million and maturity dates in December 2023.
In addition, the Group sells receivables from one of its German customers under an uncommitted factoring facility whereby receivables sold are confirmed by the customer.
These factoring agreements contain certain customary affirmative and negative covenants, including some relating to the administration and collection of the assigned receivables, the terms of the invoices and the exchange of information, but do not contain maintenance financial covenants. In addition, the commitment of the factor to buy receivables under the Muscle Shoals factoring agreement is subject to certain credit ratings being maintained. The Group was in compliance with all applicable covenants at and for the years ended December 31, 2021 and 2020.
Under the Group’s factoring agreements, most of the trade receivables are sold without recourse. Where the Group has transferred substantially all the risks and rewards of ownership of the receivables, the receivables are derecognized. Some remaining receivables do not qualify for derecognition, as the Group retains substantially all the associated risks and rewards. At December 31, 2021, the total carrying amount of the original assets factored was €639 million of which €345 million were derecognized. At December 31, 2020, the total carrying amount of the original assets factored was €514 million of which €398 million have been derecognized.
No amounts were due to the factors in respect to trade receivables sold at December 31, 2021 and 2020.